Consolidated Statement of Cash Flows - additional details - Reconciliation of assets and liabilities arising from financing activities (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Financial Liabilities
Repayment of financial debts	$ (112)	$ (47)	$ (34)
Proceeds from financial debts, net of issuance costs	59	59	69
Other net changes in financial debts	38	(66)	37
Lease liabilities
Lease liabilities at beginning of period	497
Payments of lease liabilities, net	(81)	(83)	(79)
Lease liabilities at end of period	509	497
Current financial debts	575	105
Non-current financial debts	4,162	4,538
Cumulative Effect, Period of Adoption, Adjustment
Lease liabilities
Current financial debts			(82)
Non-current financial debts			82
Non-current financial debts
Financial Liabilities
Liabilities arising from financing activities at beginning of period	4,538	4,676	4,541
Repayment of financial debts	(1)
Proceeds from financial debts, net of issuance costs			29
Impact from business combinations	1
Other net changes in financial debts	55
Amortization of discounts on financial debts	2	2	2
Changes in fair values and other non-cash changes, net	3	3	3
Currency translation effects	63	(39)	19
Reclassification from non-current to current	(499)	(104)	82
Liabilities arising from financing activities at end of period	4,162	4,538	4,676
Current financial debts
Financial Liabilities
Liabilities arising from financing activities at beginning of period	105	63	107
Repayment of financial debts	(111)	(47)	(34)
Proceeds from financial debts, net of issuance costs	59	59	40
Impact from business combinations	34
Other net changes in financial debts	(17)	(66)	37
Changes in fair values and other non-cash changes, net	2	(6)	(1)
Currency translation effects	4	(2)	(4)
Reclassification from non-current to current	499	104	(82)
Liabilities arising from financing activities at end of period	575	105	63
Non-current lease liabilities
Financial Liabilities
Impact from business combinations	4
Lease liabilities
Lease liabilities at beginning of period	429	335	359
Additions to leases	63	170	48
Changes in fair values and other non-cash changes, net	(5)	(1)	(4)
Currency translation effects	14	(10)	2
Reclassification from non-current to current	(76)	(65)	(70)
Lease liabilities at end of period	429	429	335
Current lease liabilities
Financial Liabilities
Impact from business combinations	3
Lease liabilities
Lease liabilities at beginning of period	68	71	71
Additions to leases	14	21	15
Payments of lease liabilities, net	(81)	(83)	(79)
Interest payments for amounts included in lease liabilities classified as cash flows from operating activities	(23)	(19)	(17)
Changes in fair values and other non-cash changes, net	20	16	11
Currency translation effects	3	(3)	0
Reclassification from non-current to current	76	65	70
Lease liabilities at end of period	$ 80	$ 68	$ 71